Share Capital - Canopy Growth - Summary of Share-based Compensation Expense related to Acquisition and Asset Purchase Milestones (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation expense related to acquisition milestones	$ 100,164	$ 19,475
Spectrum Colombia
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation expense related to acquisition milestones	28,893
Spectrum Denmark
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation expense related to acquisition milestones	9,895	7,206
Other
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation expense related to acquisition milestones	18,877	$ 12,269
Canindica
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation expense related to acquisition milestones	$ 42,499